Net Earnings Per Common Share - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Potentially anti-dilutive securities (in shares)	44,117	36,834	23,458